Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of transactions between related parties [line items]
Remuneration to key management personnel, short term employment benefits		₨ 905	$ 11	₨ 626	₨ 280
Remuneration to key management personnel, share based payment		1,576	18	1,753	2,085
Remuneration to key management personnel, post-employment benefits		6	0	1	6
Key management personnel compensation, Total		2,487	29	2,380	2,372
Payment to non-executive directors (including Directors sitting fee and commission		76	1	83	67
Relatives of KMP
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	[1]	₨ 284	$ 3	₨ 66	₨ 58

[1]	including share based payments amounting to INR 229 (March 31, 2024 and 2023: INR Nil)